Earnings Per Share - Summary Of Earning Per Share Basic And Diluted (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
(Loss)/Profit for the year attributable to shareholders of the Parent Company	€ 14,038	€ 28,157	€ (136,001)	€ (50,577)	€ 21,749
Weighted average number of shares for basic earnings per share	237,314,960	201,580,550	203,499,933	201,489,100	201,561,100
Weighted average number of shares for diluted earnings per share	238,930,441	202,515,100	203,499,933	201,489,100	201,561,100
Basic earnings per share in Euro	€ 60.00	€ 140	€ (0.67)	€ (0.25)	€ 0.11
Diluted earnings per share in Euro	€ 60.00	€ 140	€ (0.67)	€ (0.25)	€ 0.11